CAPITAL MANAGEMENT - Summary of Company's Capital Structure (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Regulated Operations [Abstract]
Short-term notes payable	$ 200	$ 279
Long-term debt payable within one year	1,150	700
Less: cash and cash equivalents	(716)	(79)
Net long-term debt payable within one year	634	900
Long-term debt	16,329	14,710
Common shares	5,713	5,706
Retained earnings	6,360	5,947
Total capital	$ 29,036	$ 27,263